Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Large Cap Growth Fund))	0 Months Ended
	Jun. 22, 2012
Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.25%
Waiver of Fund Expenses	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.07%	[1]
Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	2.00%
Waiver of Fund Expenses	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.82%	[1]
Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.09%
Waiver of Fund Expenses	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%
Waiver of Fund Expenses	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[1]
Investor Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.32%
Waiver of Fund Expenses	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[1]

[1]	The Adviser has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.07% for Class A, 1.82% for Class C, 0.95% for Administrator Class, 0.75% for Institutional Class and 1.14% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.